Summary of Significant Accounting Policies - Estimated Useful Lives of Property Plant and Equipment (Detail)	12 Months Ended
Jun. 30, 2019
Laboratory equipment [member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	5 years
Computer equipment [member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	5 years
Fixtures and fittings [member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	7 years